Change in non-cash working capital	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	For the year ended December 31
	2018	2017	2016
Accounts receivable	$(1,252)	$(61,657)	$604,448
Work in-progress	-	-	404,840
Prepaid expenses and deposits	42,204	59,439	93,595
Accounts payable and accrued liabilities	(898,922)	986,430	(587,819)
Income taxes payable	(201)	103	(1,253,028)
Deferred gain	-	(155,301)	-
Deferred revenue	-	-	(706,722)
	(858,170)	829,014	1,444,686

Portion attributable to:
Operating activities	(858,170)	829,014	(1,384,499)
Financing activities	-	-	-
Investing activities	-	-	(60,187)
	(858,170)	829,014	(1,444,686)